Income taxes (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Current tax assets, non-current		$ 0	$ 3,094
Others [Member]
Income Taxes [Line Items]
Current tax assets, non-current	[1]	$ 0	$ 3,094

[1]	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.